Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Line of Credit/Notes Payable/Convertible Note Payable [Abstract]
Schedule of notes payable
	Outstanding Principal as of				Warrants
	September 30, 2018	December 31, 2017	Interest Rate	Maturity Date	Quantity	Exercise Price
The February 2017 Offering	$5,369	$400,000	12%	September 1, 2017	2,450,000	$0.20
The June 2017 Loan Agreement	-	50,000	12%	September 1, 2017	35,000	0.20
The First November 2017 Loan Agreement	-	100,000	15%	January 12, 2018	-	-
The Second November 2017 Loan Agreement	-	50,000	15%	January 13, 2018	-	-
The Third November 2017 Loan Agreement	-	100,000	15%	January 13, 2018	-	-
July 2018 Loan Agreement	100,000		6%	August 2018	300,000	-
	105,369	700,000
Less: Debt Discount	-	(10,500)
Less: Debt Issuance Costs	(241)	-
	$105,128	$689,500

	Outstanding Principal as of				Warrants
	December 31, 2017	December 31, 2016	Interest Rate	Maturity Date	Quantity	Exercise Price
October 25, 2016	-	25,000	9%	July 1, 2017	50,000	$0.30
February 22, 2017	400,000	-	12%	September 1, 2017	2,450,000	$0.20
June 12, 2017	50,000	-	12%	September 1, 2017	35,000	$0.20
November 28, 2017	100,000	-	15%	January 12, 2018	-	-
November 29, 2017	50,000	-	15%	January 13, 2018	-	-
November 29, 2017	100,000	-	15%	January 13, 2018	-	-
	700,000	25,000
Less: Debt Discount	(10,500)	(9,421)
Less: Debt Issuance Costs	-	-
	$689,500	$15,579